Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance	$ 10,000
Milestone consideration recognized during the period	2,500	$ 20,000
Amount recognized as revenue in the period		(10,000)
Balance as of the end of the period	$ 12,500	$ 10,000